Postretirement Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan	The Health Care Business also has certain non-
qualified pension and postretirement benefit plans that individually and in the aggregate are not significant and which are not included in the tables that follow.

	December 31,
(Millions)	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$105	$159
Service cost	5	6
Interest cost	7	2
Actuarial (gain) loss	70	(45)
Benefit payments	(8)	(3)
Foreign exchange rate changes	19	(9)
Transfers from 3M	321	(5)
Benefit obligation at end of year	$519	$105
Change in plan assets
Fair value of plan assets at beginning of year	9	9
Actual return on plan assets	21	(1)
Company contributions	11	4
Foreign exchange rate changes	16	—
Benefit payments	(8)	(3)
Transfer from 3M	318	—
Fair value of plan assets at end of year	$367	$9
Funded status at end of year	$(152)	$(96)

Schedule of Amounts Recognized in Balance Sheet

	December 31,
Amounts recognized in the combined balance sheets (Millions)	2023	2022
Other assets	$9	$—
Accrued benefit cost
Current liabilities	(1)	(2)
Non-current liabilities	(160)	(94)
Ending balance	$(152)	$(96)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

	December 31,
Amounts recognized in accumulated other comprehensive income (Millions)	2023	2022
Net transition obligation (asset)	$—	$—
Net actuarial loss (gain)	(11)	(10)
Prior service cost (credit)	—	—
Ending balance	$(11)	$(10)

Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets	The following table summarizes the total accumulated benefit obligations, the accumulated benefit obligations and fair value of plan assets for defined benefit pension plans with accumulated benefit obligations in excess of plan assets, and the projected benefit obligation and fair value of plan assets for defined benefit pension plans with projected benefit obligation in excess of plan assets as of December 31,:

	December 31,
(Millions)	2023	2022
Accumulated benefit obligation	$460	$96
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$398	$90
Fair value of plan assets	294	3
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	$476	$106
Fair value of plan assets	316	9

Schedule of Net Benefit Costs	Components of net periodic benefit cost and other supplemental information for the three and nine months ended September 30, 2024 and 2023 follow:
Three months ended September 30,

	Qualified and Non-qualified Pension Benefits
	United States		International		Postretirement Benefits
(Millions)	2024	2023	2024	2023	2024	2023
Net periodic benefit cost (benefit)
Operating expense
Service cost	$7	$—	$5	$—	$1	$—
Non-operating expense
Interest cost	23	—	5	—	3	—
Expected return on plan assets	(34)	—	(5)	—	(2)	—
Amortization of prior service benefit	(1)	—	—	—	(1)	—
Amortization of net actuarial loss	14	—	—	—	1	—
Total non-operating expense (benefit)	2	—	—	—	1	—
Total net periodic benefit cost (benefit)	$9	$—	$5	$—	$2	$—
Nine months ended September 30,

	Qualified and Non-qualified Pension Benefits
	United States		International		Postretirement Benefits
(Millions)	2024	2023	2024	2023	2024	2023
Net periodic benefit cost (benefit)
Operating expense
Service cost	$14	$—	$14	$—	$2	$—
Non-operating expense
Interest cost	46	—	15	—	6	—
Expected return on plan assets	(68)	—	(15)	—	(4)	—
Amortization of prior service benefit	(2)	—	—	—	(2)	—
Amortization of net actuarial loss	28	—	—	—	2	—
Total non-operating expense (benefit)	4	—	—	—	2	—
Total net periodic benefit cost (benefit)	$18	$—	$14	$—	$4	$—

The service cost component of defined benefit net periodic benefit cost is recorded in costs of product; costs of software and rentals; selling, general and administrative; and research and development. Components of net periodic benefit cost and other supplemental information for the years ended December 31, follow:

	For the years ended December 31,
(Millions)	2023	2022	2021
Net periodic benefit cost (benefit)
Operating expense
Service cost	$5	$6	$6
Non-operating expense
Interest cost	7	2	2
Expected return on plan assets	(3)	(1)	(1)
Other	—	2	3
Total non-operating expense (benefit)	4	3	4
Total net periodic benefit cost (benefit)	$9	$9	$10
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset	—	(1)	(1)
Prior service cost (benefit)	—	—	1
Net actuarial (gain) loss	52	(43)	(8)
Amortization of net actuarial income (loss)	1	(1)	(2)
Settlements	(1)	—	—
Foreign currency	(2)	(2)	(3)
Total recognized in other comprehensive (income) loss	$50	$(47)	$(13)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$59	$(38)	$(3)
Weighted-average assumptions used to determine net cost for years ended December 31,:

	Germany			All Others
	2023	2022	2021	2023	2022	2021
Discount rate - service cost	4.01%	1.33%	0.90%	7.64%	8.57%	7.51%
Discount rate - interest cost	4.06%	0.97%	0.53%	9.02%	9.28%	8.22%
Expected return on assets	4.79%	2.00%	2.00%	5.86%	7.16%	7.87%
Compensation rate increase	3.00%	3.00%	3.00%	2.40%	4.23%	4.22%

Defined Benefit Plan, Assumptions
Weighted-average assumptions used to determine benefit obligations as of December 31,

	2023		2022
	Germany	All Others	Germany	All Others
Discount rate	3.26%	3.52%	3.81%	10.12%
Compensation rate increase	3.00%	2.40%	3.00%	4.79%

Schedule of Expected Benefit Payments
The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

(Millions)	2024	2025	2026	2027	2028	2029-2033
Estimated future benefit payments	$16	$19	$18	$20	$21	$126

Schedule of Changes in Fair Value of Plan Assets
The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as
	Level 1		Level 2		Level 3		Investments Measured at Net Asset Value *		Fair Value at December 31,
(Millions)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Asset Class
Equities	$7	$4	$23	$—	$—	$—	$24	$—	$54	$4
Fixed Income	6	4	188	—	—	—	31	—	225	4
Private Equity	—	—	—	—	—	—	47	—	47	—
Absolute Return	—	—	—	—	28	—	10	—	38	—
Cash and Cash Equivalents	2	1	—	—	—	—	—	—	2	1
Total	$15	$9	$211	$—	$28	$—	$112	$—	$366	$9
Other items to reconcile to fair value of plan assets									1	—
Fair Value of Plan Assets									$367	$9
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*In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding and is determined by the investment manager or custodian of the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the fair value of plan assets.